Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 17 - CONCENTRATIONS

Customer

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2021, 2020 and 2019. There is no customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2020.

Customer	Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019
A	*	%	*	%	28.0%
B	*	%	*	%	15.2%
C	*	%	*	%	33.6%
E	11.1%		*	%	* %

*	Less than 10%